                            NATIONS BALANCED TARGET
                              MATURITY FUND, INC.




                                     ANNUAL
                                     REPORT



                       For the Year Ended March 31, 1998




                                                --------------
                                                       Nations
                                                --------------
                                                --------------
                                                      Balanced
                                                --------------
                                                --------------
                                                        Target
                                                --------------
                                                --------------
                                                 Maturity Fund
                                                --------------

-------------------------------------------------------------------------------
         NOT                                                  MAY LOSE VALUE
         FDIC-
         INSURED                                              NO BANK GUARANTEE
-------------------------------------------------------------------------------

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK OR ITS AFFILIATES PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS -- 32.4%
              AEROSPACE AND DEFENSE -- 0.9%
      2,950   Litton Industries, Inc.+....................................  $   170,178
      1,450   Lockheed Martin Corporation.................................      163,125
      3,025   Raytheon Company, Class B...................................      176,584
                                                                            -----------
                                                                                509,887
                                                                            -----------
              APPAREL AND TEXTILES -- 0.7%
      3,200   Claiborne (Liz) Inc. .......................................      159,600
      6,800   Reebok International Ltd.+..................................      207,400
                                                                            -----------
                                                                                367,000
                                                                            -----------
              AUTOMOBILE PARTS MANUFACTURERS -- 0.5%
     12,075   Cooper Tire & Rubber Company................................      286,781
                                                                            -----------
              BANKS -- 0.7%
      5,750   One Valley Bancorp Inc. ....................................      217,422
      4,500   Southtrust Corporation......................................      188,438
                                                                            -----------
                                                                                405,860
                                                                            -----------
              BEVERAGES -- 0.5%
      3,400   Anheuser-Busch Companies Inc. ..............................      157,463
      2,075   PepsiCo Inc. ...............................................       88,577
                                                                            -----------
                                                                                246,040
                                                                            -----------
              BUILDING PRODUCTS -- AIR AND HEATING -- 0.8%
      2,825   Armstrong World Industries Inc. ............................      244,539
      5,500   Owens Corning...............................................      197,656
                                                                            -----------
                                                                                442,195
                                                                            -----------
              CHEMICALS -- BASIC -- 1.3%
      2,625   Dow Chemical Company........................................      255,281
      5,925   Lubrizol Corporation........................................      228,113
      2,550   PPG Industries, Inc. .......................................      173,241
      1,650   Union Carbide Corporation...................................       82,706
                                                                            -----------
                                                                                739,341
                                                                            -----------
              CHEMICALS -- SPECIALTY -- 1.5%
      3,900   BetzDearborn, Inc. .........................................      220,106
      4,850   Dexter Corporation..........................................      200,669
      6,600   Ferro Corporation...........................................      193,875
      4,500   Olin Corporation............................................      211,219
                                                                            -----------
                                                                                825,869
                                                                            -----------
              COMPUTERS -- 1.8%
     10,550   Compaq Computer Corporation.................................      272,981
      7,655   Flowserve Corporation.......................................      249,744
      3,900   Hewlett-Packard Company.....................................      247,163
      1,900   International Business Machines Corporation.................      197,363
                                                                            -----------
                                                                                967,251
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
              COSMETICS AND TOILETRY -- 0.4%
      7,800   Alberto Culver Company......................................  $   237,413
                                                                            -----------
              DIVERSIFIED -- 1.0%
      4,000   Raychem Corporation.........................................      166,250
      4,500   Varian Associates Inc. .....................................      249,188
      1,900   Coastal Corporation.........................................      123,737
                                                                            -----------
                                                                                539,175
                                                                            -----------
              DURABLE GOODS -- WHOLESALE -- 0.5%
      4,350   Avnet, Inc. ................................................      250,397
                                                                            -----------
              ELECTRIC POWER -- 0.7%
      6,100   Dominion Resources Inc. ....................................      256,200
      5,000   Entergy Corporation.........................................      148,750
                                                                            -----------
                                                                                404,950
                                                                            -----------
              ELECTRIC SERVICES -- 0.4%
      8,475   PP&L Resources Inc. ........................................      200,222
                                                                            -----------
              ELECTRONICS -- 1.3%
      5,850   AMP Inc. ...................................................      256,303
      5,200   Arrow Electronics, Inc.+ ...................................      140,725
      5,300   Motorola, Inc. .............................................      321,313
                                                                            -----------
                                                                                718,341
                                                                            -----------
              FINANCIAL SERVICES -- 2.5%
      2,350   AllState Corporation........................................      216,053
      2,875   BankAmerica Corporation.....................................      237,547
      2,350   Bankers Trust New York Corporation..........................      282,734
      2,550   Chase Manhattan Corporation.................................      343,931
      2,425   The Hartford Financial Services Group Inc. .................      263,113
                                                                            -----------
                                                                              1,343,378
                                                                            -----------
              FOOD -- 0.7%
      4,250   Nabisco Holdings Corporation, Class A.......................      199,750
      3,000   Quaker Oats Company.........................................      171,750
                                                                            -----------
                                                                                371,500
                                                                            -----------
              FURNITURE AND APPLIANCES -- 0.3%
      6,250   Rubbermaid, Inc. ...........................................      178,125
                                                                            -----------
              INSURANCE -- 0.4%
      3,675   SAFECO Corporation..........................................      200,862
                                                                            -----------
              MACHINERY AND EQUIPMENT -- 2.1%
      7,600   AGCO Corporation............................................      225,625
      5,400   Briggs & Stratton...........................................      247,387
      3,575   General Signal Corporation..................................      167,131
      7,625   Harnischfeger Industries Inc. ..............................      260,680
      5,450   Nordson Corporation.........................................      271,819
                                                                            -----------
                                                                              1,172,642
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
              MEDICAL PRODUCTS AND SUPPLIES -- 1.4%
      1,400   Abbott Laboratories.........................................  $   105,437
      6,050   Bard (C.R.) Inc. ...........................................      222,338
      3,475   Johnson & Johnson Corporation...............................      254,761
      5,050   United States Surgical Corporation..........................      166,650
                                                                            -----------
                                                                                749,186
                                                                            -----------
              MEDICAL SERVICES -- 0.3%
      7,450   Humana Inc.+................................................      184,853
                                                                            -----------
              OIL -- DOMESTIC -- 4.5%
      1,200   Amoco Corporation...........................................      103,650
      4,850   Apache Corporation..........................................      178,237
      3,200   Atlantic Richfield Company..................................      251,600
      3,325   Mobil Corporation...........................................      254,778
      4,900   Murphy Oil Corporation......................................      245,612
      9,650   Occidental Petroleum Corporation............................      282,866
      4,750   Phillips Petroleum Company..................................      237,203
      5,775   Ultramar Diamond Shamrock Corporation.......................      203,569
      9,375   Union Pacific Resources Group Inc. .........................      223,828
     12,300   Union Texas Petroleum Holdings, Inc. .......................      272,137
      6,000   Unocal Corporation..........................................      232,125
                                                                            -----------
                                                                              2,485,605
                                                                            -----------
              OIL -- INTERNATIONAL -- 0.7%
      3,300   Repsol SA, ADR..............................................      167,888
      7,000   Y.P.F. SA, Sponsored ADR....................................      238,000
                                                                            -----------
                                                                                405,888
                                                                            -----------
              OIL -- SERVICES -- 0.4%
      6,350   Valero Energy Corporation...................................      211,931
                                                                            -----------
              PAPER AND FOREST PRODUCTS -- 0.7%
      1,600   Kimberly-Clark Corporation..................................       80,200
      5,350   Louisiana-Pacific Corporation...............................      124,387
      6,600   Westvaco Corporation........................................      202,950
                                                                            -----------
                                                                                407,537
                                                                            -----------
              RESTAURANTS AND LODGING -- 0.4%
     10,225   Wendy's International.......................................      228,145
                                                                            -----------
              RETAIL -- 1.0%
      8,325   Dillards Inc., Class A......................................      307,505
      3,500   Nordstrom Inc. .............................................      223,344
                                                                            -----------
                                                                                530,849
                                                                            -----------
              STEEL -- 0.3%
      3,175   Nucor Corporation...........................................      172,839
                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998
--------------------------------------------------------------------------------

  SHARES                                                                       VALUE
---------------------------------------------------------------------------------------
              TELECOMMUNICATIONS -- 1.7%
      5,600   Alltel Corporation..........................................  $   244,650
     14,100   DSC Communications+.........................................      256,444
     13,225   Scientific-Atlantic Inc. ...................................      258,714
      8,500   Telefonica De Peru, ADR.....................................      183,281
                                                                            -----------
                                                                                943,089
                                                                            -----------
              TRANSPORTATION -- RAILROADS -- 0.5%
      2,350   Burlington Northern Santa Fe Inc. ..........................      244,400
                                                                            -----------
              UTILITIES -- NATURAL GAS -- 0.6%
      3,025   Equitable Resources Inc. ...................................      100,581
      5,950   Peoples Energy Corporation..................................      216,431
                                                                            -----------
                                                                                317,012
                                                                            -----------
              UTILITIES -- TELEPHONE -- 0.9%
      6,125   Baker Hughes, Inc. .........................................      246,531
      4,050   GTE Corporation.............................................      242,494
                                                                            -----------
                                                                                489,025
                                                                            -----------
              TOTAL COMMON STOCKS (Cost $16,386,583)......................   17,777,588
                                                                            -----------
INVESTMENT COMPANY -- 2.6% (Cost $1,444,589)
  1,444,589   Nations Cash Reserves(b)....................................    1,444,589
                                                                            -----------

 PRINCIPAL
  AMOUNT
-----------
U.S. GOVERNMENT OBLIGATIONS -- 65.1%
$15,256,800   TIGR, Interest Receipt, 7.460% 08/15/04**...................   10,566,707
 20,000,000   TIGR, Principal Receipt, 7.440% 08/15/04**..................   13,851,800
 16,120,000   U.S. Treasury Strip, 7.440% 08/15/04**......................   11,237,413
                                                                            -----------
              TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $32,218,843)........   35,655,920
                                                                            -----------
TOTAL INVESTMENTS (Cost $50,050,015(a)).....................  100.1%   54,878,097
OTHER ASSETS AND LIABILITIES (NET)..........................   (0.1)      (82,017)
                                                              -----   -----------
NET ASSETS..................................................  100.0%  $54,796,080
                                                              =====   ===========

---------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $4,923,597 and gross depreciation of $120,522 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $50,075,022.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.
 ** The rate shown is the effective yield at date of purchase.
  + Non-income producing security.

ABBREVIATIONS:
ADR -- American Depository Receipt
TIGR -- Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES                            MARCH 31, 1998
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost $50,050,015) (Note 1)
       See accompanying schedule............................              $54,878,097
     Cash...................................................                      464
     Receivable for investment securities sold..............                  362,617
     Dividends and interest receivable......................                   35,476
     Unamortized organization costs (Note 1)................                   13,819
                                                                          -----------
          Total Assets......................................               55,290,473
LIABILITIES:
     Payable for investment securities purchased............  $354,779
     Accrued legal and audit fees payable...................    61,201
     Investment advisory fee payable (Note 2)...............    21,171
     Transfer agent fees payable (Note 2)...................    15,773
     Administration fee payable (Note 2)....................    11,599
     Custodian fees payable (Note 2)........................     9,472
     Accrued Directors' fees and expenses (Note 2)..........     1,125
     Accrued expenses and other payables....................    19,273
                                                              --------
          Total Liabilities.................................                  494,393
                                                                          -----------
NET ASSETS..................................................              $54,796,080
                                                                          ===========
NET ASSETS consist of:
     Undistributed net investment income....................              $     1,717
     Accumulated net realized gain on investments sold......                1,168,638
     Net unrealized appreciation of investments.............                4,828,082
     Common Stock at par value (Note 4).....................                    5,231
     Paid-in capital in excess of par value.................               48,792,412
                                                                          -----------
          Total Net Assets..................................              $54,796,080
                                                                          ===========
NET ASSET VALUE PER SHARE:
  ($54,796,080 / 5,231,163 shares of common stock
  outstanding)..............................................                   $10.47
                                                                               ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED MARCH 31, 1998

INVESTMENT INCOME:
     Interest...............................................              $ 2,363,001
     Dividends..............................................                  479,521
                                                                          -----------
          Total Investment Income...........................                2,842,522
EXPENSES:
     Investment advisory fee (Note 2).......................  $271,738
     Administration fee (Note 2)............................   141,589
     Legal and audit fees...................................    85,095
     Transfer agent fees (Note 2)...........................    78,652
     Custodian fees (Note 2)................................    28,638
     Amortization of organization costs (Note 1)............    11,056
     Directors' fees and expenses (Note 2)..................     9,002
     Income tax expense.....................................     4,411
     Other..................................................    67,525
                                                              --------
          Total Expenses....................................                  697,706
                                                                          -----------
NET INVESTMENT INCOME.......................................                2,144,816
                                                                          -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  (NOTES 1 AND 3):
     Net realized gain on investments during the period.....                5,397,031
     Net unrealized appreciation of investments during the
      period................................................                4,083,611
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............                9,480,642
                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $11,625,458
                                                                          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

-------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                 YEAR          YEAR
                                                                 ENDED         ENDED
                                                               03/31/98      03/31/97
                                                              -----------   -----------
Net investment income.......................................  $ 2,144,816   $ 2,247,549
Net realized gain on investments............................    5,397,031     6,344,318
Net unrealized appreciation/(depreciation) on investments...    4,083,611    (3,817,472)
                                                              -----------   -----------
Net increase in net assets resulting from operations........   11,625,458     4,774,395
Distributions to shareholders from net investment income....   (2,144,777)   (2,281,662)
Distributions to shareholders from net realized gain on
  investments...............................................   (7,548,568)   (6,009,731)
                                                              -----------   -----------
Net increase/(decrease) in net assets.......................    1,932,113    (3,516,998)
NET ASSETS:
Beginning of year...........................................   52,863,967    56,380,965
                                                              -----------   -----------
End of year (including undistributed net investment income
  and distributions in excess of net investment income of
  $1,717 and $(439), respectively)..........................  $54,796,080   $52,863,967
                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                YEAR        YEAR        YEAR       PERIOD
                                                                ENDED       ENDED       ENDED       ENDED
                                                              03/31/98    03/31/97    03/31/96    03/31/95*
                                                              ---------   ---------   ---------   ---------
Operating performance:
Net asset value, beginning of year..........................   $ 10.11     $ 10.78     $  9.67     $  9.35#
                                                               -------     -------     -------     -------
Net investment income.......................................      0.41        0.43        0.40        0.29**
Net realized and unrealized gain on investments.............      1.80        0.49        1.61        0.40
                                                               -------     -------     -------     -------
Net increase in net assets resulting from investment
  operations................................................      2.21        0.92        2.01        0.69
Offering expenses charged to paid-in-capital................        --          --          --       (0.03)
Distributions:
Distributions from net investment income....................     (0.41)      (0.44)      (0.40)      (0.29)
Distributions in excess of net investment income............        --          --          --       (0.00)##
Distributions from net realized capital gains...............     (1.44)      (1.15)      (0.50)      (0.05)
                                                               -------     -------     -------     -------
Total distributions.........................................     (1.85)      (1.59)      (0.90)      (0.34)
                                                               -------     -------     -------     -------
Net asset value, end of year................................   $ 10.47     $ 10.11     $ 10.78     $  9.67
                                                               =======     =======     =======     =======
Market value, end of year...................................   $ 10.00     $  9.00     $  9.25     $  8.50
                                                               -------     -------     -------     -------
Total return++..............................................     32.73%      13.93%      19.25%      (5.54)%
                                                               -------     -------     -------     -------
Ratios to average net assets/supplemental data:
Net assets, end of year (in 000's)..........................   $54,796     $52,864     $56,381     $50,238
Ratio of operating expenses to average net assets...........      1.23%       1.18%       1.24%       1.10%+
Ratio of net investment income to average net assets........      3.78%       4.01%       3.75%       4.12%+
Portfolio turnover rate.....................................       106%         99%         46%         25%
Average commission rate (per share of security)+++..........   $0.0589     $0.0592     $0.0623         N/A

---------------

  * Nations Balanced Target Maturity Fund, Inc. commenced operations on June 30, 1994.
 ** Per share amounts have been calculated using the monthly average shares method.
  +  Annualized.
 ++ Total return represents aggregate total return for the period based on market value at period end.
+++ Average commission rate paid per share of securities purchased and sold by the Company.
  # Initial offering price net of sales commissions of $0.65 per share.
 ##  Value represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Nations Balanced Target Maturity Fund, Inc. (the "Company") is registered with the Securities and Exchange Commission ("SEC") as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

Securities Valuation: Securities which are traded on a recognized securities exchange or on the NASDAQ system are valued at the last sales price on the securities exchange or market on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded only on over-the-counter markets (other than on the NASDAQ National Market System) are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities are valued using broker quotations or on the basis of prices provided by a pricing service. Restricted securities, securities for which market quotations are not readily available and certain other assets are valued by the investment adviser under the supervision of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders: It is the policy of the Company to declare and pay distributions from net investment income quarterly to shareholders. The Company expects that all or a portion of net capital gains, if any, will be distributed to shareholders annually. The Company may elect to retain net long-term gains and pay corporate income tax thereon, which will result in Federal tax consequences to shareholders. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. Certain reclassifications are made to the Company's capital accounts to reflect income and gains available for distribution (or available for capital loss carryforwards) under Federal income tax regulations. For the year ended March 31, 1998, reclassifications have been made to increase undistributed net investment income by $2,117 and decrease paid-in capital by $2,117.

Federal Income Tax: The Company intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Organization Costs: The Company bears all costs in connection with its organization. All such costs are being amortized on the straight-line method over a period of five years from the commencement of operations for the Company.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS.

The Company has entered into an investment advisory agreement with NationsBanc Advisors, Inc. ("NBAI"), pursuant to which it pays NBAI a monthly fee equal to an annual rate of 0.30% of the Company's average weekly net investment in Zero Coupon (Stripped) U.S. Treasuries plus 0.75% of the Company's average weekly net assets in investments other than Zero Coupon (Stripped) U.S. Treasuries.

The Company and NBAI have entered into a sub-advisory agreement with TradeStreet Investment Associates, Inc., ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from NBAI at an annual rate of 0.15% of the Company's average weekly net investment in Zero Coupon (Stripped) U.S. Treasuries plus 0.25% of the Company's average weekly net assets in investments other than Zero Coupon (Stripped) U.S. Treasuries.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Effective January 1, 1998, NBAI became the Company's Administrator. Prior to that date, NationsBank served as the Administrator. In its role as Administrator, NBAI (and prior to January 1998, NationsBank) supervises the overall day-to-day operations and provides certain administrative services. NBAI also maintains certain of the Company's books and records and furnishes, at its own expense, such clerical assistance, bookkeeping and other administrative services as the Company may reasonably require in the conduct of its business. As compensation for both the administrative services and the expenses assumed by NBAI, the Company pays NBAI a monthly fee equal to an annual rate of 0.25% of the Company's average weekly net assets.

NBAI has entered into a sub-administration agreement dated January 1, 1998, with First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation. First Data provides certain administrative services in support of the operations of the Company. The fees of First Data are paid out of the fees paid to NBAI by the Company for administrative services. (Prior to January 1, 1998, the fees of First Data were part of the fees paid to NationsBank for administrative services.) First Data also serves as the transfer agent and dividend disbursing agent for the Company.

NationsBank of Texas, N.A. ("NationsBank of Texas") served as the custodian of the Company's assets and, for the year ended March 31, 1998, earned $28,638 for providing such services. The Bank of New York ("BONY") has entered into an agreement with the Company and NationsBank of Texas whereby BONY serves as sub-custodian for the Company.

The Company pays the Chairman of the Board of Directors and each unaffiliated director an annual fee of $1,000, plus an additional $500 for each board meeting attended, plus reimbursement of expenses incurred in attending such meetings.

The Company has made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Institutional Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the period ended March 31, 1998, the Company earned $34,549 in the aggregate from such investments.

3.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the year ended March 31, 1998 were as follows:

 PURCHASES       SALES
-------------------------
$57,405,307   $65,566,233

There were no purchases or sales of long-term U.S. government securities for the year ended March 31, 1998.

4.  COMMON STOCK.

At March 31, 1998, 1,000,000,000 shares of common stock, $.001 par value, were authorized.

The Board of Directors has approved a plan that gives the Company the flexibility to engage in occasional repurchases of its outstanding common stock. Accordingly, shareholders are notified that, from time to time, the Company may purchase shares of its common stock in the open market when management of the Company believes that such purchases are appropriate in light of market conditions, including the presence of a market discount. There were no share repurchases for the year ended March 31, 1998.

5.  SUBSEQUENT EVENT.

NationsBank of Texas merged into NationsBank on May 6, 1998. NationsBank began serving as custodian of the Company's assets on that date and is providing the same services as were previously provided by NationsBank of Texas.

--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND DIRECTORS OF
NATIONS BALANCED TARGET MATURITY FUND, INC.

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Balanced Target Maturity Fund, Inc. (the "Company") at March 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
May 15, 1998

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

For the year ended March 31, 1998, the amount of long term capital gain distributed to shareholders by the fund was $952,872 of which $875,594 is taxable as 28% rate gain, and $77,278 is taxable as 20% rate gain. Of the ordinary income (including short-term capital gain) distributions made by the Company during the fiscal year ended March 31, 1998, 5.63% qualified for the dividends received deduction available to corporate shareholders.

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

THE PLAN

The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest your dividends and capital gains distributions in shares of the Company.

PARTICIPATION

Shareholders of record will receive their dividends in cash unless they have otherwise instructed First Data (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by First Data, as dividend paying agent. For Federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record date of any distribution, it will be effective immediately. If received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment adviser of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or
(ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is higher than the closing market price per share of the capital stock of the Company on the Exchange on such record date including estimated brokerage commissions, the Plan Agent will elect to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in the open

Nations Balanced Target Maturity Fund, Inc.

--------------------------------------------------------------------------------
   DIVIDEND REINVESTMENT PLAN (CONTINUED)
--------------------------------------------------------------------------------

market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

If the Plan Agent elects to purchase shares in the open market, and if before the Plan Agent has completed its purchases the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Company's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Company. During certain market conditions, it may be impracticable or impossible to complete a market purchase program at prices that are below or not substantially in excess of net asset value, and, in such event, the Company may in its discretion issue the required shares.

NO SERVICE FEE TO REINVEST

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or in cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Nations Balanced Target Maturity Fund, Inc., Dividend Reinvestment Plan, c/o First Data Investor Services Group, Inc., P.O. Box 34602, Charlotte, NC 28234,
(800) 982-2271.

 16
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                                                    BULK RATE
PO Box 34602                                      U.S. POSTAGE
Charlotte, NC 28234-4602                              PAID
Toll Free 1-800-982-2271                          N READING, MA
                                                   PERMIT NO.
                                                       105
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AR6 IN-96216-398